contingent liabilities	12 Months Ended
Dec. 31, 2017
contingent liabilities
contingent liabilities

29contingent liabilities

(a)Claims and lawsuits

General

A number of claims and lawsuits (including class actions and intellectual property infringement claims) seeking damages and other relief are pending against us and, in some cases, numerous other wireless carriers and telecommunications service providers. As well, we have received notice of, or are aware of, certain possible claims (including intellectual property infringement claims) against us.

It is not currently possible for us to predict the outcome of such claims, possible claims and lawsuits due to various factors, including: the preliminary nature of some claims; uncertain damage theories and demands; an incomplete factual record; uncertainty concerning legal theories and procedures and their resolution by the courts, at both the trial and the appeal levels; and the unpredictable nature of opposing parties and their demands.

However, subject to the foregoing limitations, management is of the opinion, based upon legal assessments and information presently available, that it is unlikely that any liability, to the extent not provided for through insurance or otherwise, would have a material effect on our financial position and the results of our operations, including cash flows, with the exception of the items enumerated following.

Certified class actions

Certified class actions against us include the following:

System access fee class actions

In 2004, a class action was brought in Saskatchewan against a number of past and present wireless service providers, including us, which alleged breach of contract, misrepresentation, unjust enrichment and violation of competition, trade practices and consumer protection legislation across Canada in connection with the collection of system access fees. In September 2007, a national opt-in class was certified by the Saskatchewan Court of Queen’s Bench in relation to the unjust enrichment claim only; all appeals of this certification decision have now been exhausted. In February 2008, the Saskatchewan Court of Queen’s Bench granted an order amending the certification order so as to exclude from the class of plaintiffs any customer bound by an arbitration clause with us. All appeals of this decision have now been exhausted. In addition to the 2004 class action brought in Saskatchewan, fourteen additional class actions were brought against us and other wireless service providers in the period 2004 to date in connection with the collection of system access fees in nine provinces. None of these additional fourteen class actions has ever been certified, and all have now been dismissed, discontinued or stayed.

Per minute billing class action

In 2008, a class action was brought in Ontario against us alleging breach of contract, breach of the Ontario Consumer Protection Act, breach of the Competition Act and unjust enrichment, in connection with our practice of “rounding up” wireless airtime to the nearest minute and charging for the full minute. The action sought certification of a national class. In November 2014, an Ontario class only was certified by the Ontario Superior Court of Justice in relation to the breach of contract, breach of the Consumer Protection Act and unjust enrichment claims; all appeals of the certification decision have now been exhausted. At the same time, the Ontario Superior Court of Justice declined to stay the claims of our business customers notwithstanding an arbitration clause in our customer service agreements with those customers. This latter decision was appealed and on May 31, 2017, the Ontario Court of Appeal dismissed our appeal. We have sought leave to appeal this decision to the Supreme Court of Canada.

Unilateral rate amendments class actions

In 2012, a class action was brought against us in Quebec alleging that we improperly unilaterally amended customer contracts to increase various wireless rates for optional services, contrary to the Quebec Consumer Protection Act and the Civil Code of Quebec. On June 13, 2013, the Superior Court of Quebec authorized this matter as a class action. This class action follows on a non-material 2008 class action brought in Quebec alleging that we improperly unilaterally amended customer contracts to charge for incoming SMS messages. On April 8, 2014, judgment was granted in part against us in the 2008 class action. We had appealed that judgment, but have now settled both the 2008 and 2012 class actions. This settlement received court approval in June 2016, is being implemented and has been fully accounted for in our financial statements.

Call set-up time class actions

In 2005, a class action was brought against us in British Columbia alleging that we have engaged in deceptive trade practices in charging for incoming calls from the moment the caller connects to the network, and not from the moment the incoming call is connected to the recipient. In 2011, the Supreme Court of Canada upheld a stay of all of the causes of action advanced by the plaintiff in this class action, with one exception, based on the arbitration clause that was included in our customer service agreements. The sole exception was the cause of action based on deceptive or unconscionable practices under the British Columbia Business Practices and Consumer Protection Act, which the Supreme Court of Canada declined to stay. In January 2016, the British Columbia Supreme Court certified this class action in relation to the claim under the Business Practices and Consumer Protection Act. The class is limited to residents of British Columbia who contracted with us for wireless services in the period from January 21, 1999, to April 2010. We have appealed the certification decision and the appeal hearing is expected to occur in March 2018. A companion class action was brought against us in Alberta at the same time as the British Columbia class action. The Alberta class action duplicates the allegations in the British Columbia action, but has not proceeded to date and is not certified.

Uncertified class actions

Uncertified class actions against us include:

9-1-1 class actions

In 2008, a class action was brought in Saskatchewan against us and other Canadian telecommunications carriers alleging that, among other matters, we failed to provide proper notice of 9-1-1 charges to the public, have been deceitfully passing them off as government charges, and have charged 9-1-1 fees to customers who reside in areas where 9-1-1 service is not available. The plaintiffs advance causes of action in breach of contract, misrepresentation and false advertising and seek certification of a national class. A virtually identical class action was filed in Alberta at the same time, but the Alberta Court of Queen’s Bench declared that class action expired against us as of 2009. No steps were taken in this proceeding in 2017.

Electromagnetic field radiation class actions

In 2013, a class action was brought in British Columbia against us, other telecommunications carriers, and cellular telephone manufacturers alleging that prolonged usage of cellular telephones causes adverse health effects. The British Columbia class action alleges: strict liability; negligence; failure to warn; breach of warranty; breach of competition, consumer protection and trade practices legislation; negligent misrepresentation; breach of a duty not to market the products in question; and waiver of tort. Certification of a national class is sought, but the action has not proceeded to date and no steps were taken in 2016 or 2017. In 2015, a class action was brought in Quebec against us, other telecommunications carriers, and various other defendants alleging that electromagnetic field radiation causes adverse health effects, contravenes the Quebec Environmental Quality Act, creates a nuisance, and constitutes an abuse of right pursuant to the Quebec Civil Code. This action has not yet proceeded to an authorization hearing.

Public Mobile class actions

In 2014, class actions were brought against us in Quebec and Ontario on behalf of Public Mobile’s customers, alleging that changes to the technology, services and rate plans made by us contravene our statutory and common law obligations. In particular, the Quebec action alleges that our actions constitute a breach of the Quebec Consumer Protection Act, the Quebec Civil Code, and the Ontario Consumer Protection Act. It has not yet proceeded to an authorization hearing. The Ontario class action alleges negligence, breach of express and implied warranty, breach of the Competition Act, unjust enrichment, and waiver of tort. No steps have been taken in this proceeding since it was filed and served.

Promotional pricing class action

In 2016, a class action was brought in Quebec against us, other telecommunications carriers, and various other defendants alleging that we violated the Quebec Consumer Protection Act by enticing Quebec consumer customers to contract with us by providing goods or services to them at a reduced price, or free as a trial, for a fixed period and, at the end of the fixed period, charging them the regular price if they did not take steps to either renegotiate or cancel their contract with us. The plaintiff has agreed to discontinue this claim against us, and the court authorized the discontinuation of the class action against us on July 13, 2017.

Handset subsidy class action

In 2016, a class action was brought in Quebec against us and other telecommunications carriers alleging that we breached the Quebec Consumer Protection Act and the Civil Code of Quebec by making false or misleading representations relating to the handset subsidy provided to our wireless customers, and by charging our wireless customers inflated rate plan prices and termination fees higher than those permitted under the Act. This action has not yet proceeded to an authorization hearing.

Intellectual property infringement claims

Claims and possible claims received by us include:

4G LTE network patent infringement claim

A patent infringement claim was filed in Ontario in 2016 alleging that communications between devices, including cellular telephones, and base stations on our 4G LTE network infringe three third-party patents. The trial for this matter has been scheduled to commence on October 28, 2019.

Summary

We believe that we have good defences to the above matters. Should the ultimate resolution of these matters differ from management’s assessments and assumptions, a material adjustment to our financial position and the results of our operations, including cash flows, could result. Management’s assessments and assumptions include that reliable estimates of any such exposure cannot be made considering the continued uncertainty about: the nature of the damages that may be sought by the plaintiffs; the causes of action that are being, or may ultimately be, pursued; and, in the case of the uncertified class actions, the causes of action that may ultimately be certified.

(b)Indemnification obligations

In the normal course of operations, we provide indemnification in conjunction with certain transactions. The terms of these indemnification obligations range in duration. These indemnifications would require us to compensate the indemnified parties for costs incurred as a result of failure to comply with contractual obligations, or litigation claims or statutory sanctions, or damages that may be suffered by an indemnified party. In some cases, there is no maximum limit on these indemnification obligations. The overall maximum amount of an indemnification obligation will depend on future events and conditions and therefore cannot be reasonably estimated. Where appropriate, an indemnification obligation is recorded as a liability. Other than obligations recorded as liabilities at the time of the related transactions, historically we have not made significant payments under these indemnifications.

See Note 21(d) for details regarding our guarantees to the real estate joint ventures.

As at December 31, 2017, we had no liability recorded in respect of our indemnification obligations.

(c)Concentration of labour

In 2015, we commenced collective bargaining with the Telecommunications Workers Union, United Steel Workers Local Union 1944 to renew the collective agreement that expired on December 31, 2015; the expired contract covered approximately 40% of our Canadian workforce as at December 31, 2015.

On October 3, 2016, the Telecommunications Workers Union, United Steel Workers Local Union 1944 and ourselves announced that the two parties had reached a tentative five-year collective agreement which would be subject to ratification by members of the Telecommunications Workers Union, United Steel Workers Local Union 1944. On November 23, 2016, the Telecommunications Workers Union, United Steel Workers Local Union 1944 announced that its members had voted to accept the October 3, 2016, tentative agreement. The terms and conditions of the new collective agreement are effective from November 27, 2016, to December 31, 2021, and covered approximately 37% of our Canadian workforce as at December 31, 2016.

In December 2016, a new collective agreement between the Syndicat des agents de maîtrise de TELUS and ourselves was ratified by a majority of its members. This collective agreement took effect on April 1, 2017, and will expire on March 31, 2022.

A new collective agreement between the Syndicat québécois des employés de TELUS and ourselves was also ratified in December 2016. The new agreement is effective from January 1, 2018 to December 31, 2022. The Syndicat québécois des employés de TELUS collective agreement in effect at the time of ratification remained in effect until its expiry on December 31, 2017.